UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22025

Voya Separate Portfolios Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

The Corporation Trust Incorporated, 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2015

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Emerging Markets Corporate Debt Fund

Voya Emerging Markets Hard Currency Debt Fund

Voya Emerging Markets Local Currency Debt Fund

Voya Investment Grade Credit Fund

Voya Securitized Credit Fund

The schedules are not audited.

Voya Emerging Markets Corporate Debt Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2015 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 81.6%
		Argentina: 1.1%
500,000	#	YPF SA, 8.500%, 07/28/25	$478,750	0.5
500,000	#	YPF SA, 8.750%, 04/04/24	487,500	0.6
			966,250	1.1

		Austria: 0.5%
500,000		ESAL GmbH, 6.250%, 02/05/23	443,750	0.5

		Brazil: 1.3%
550,000	#	Marfrig Overseas Ltd., 9.500%, 05/04/20	541,750	0.6
400,000		Petrobras Global Finance BV, 4.875%, 03/17/20	301,000	0.4
350,000		Petrobras Global Finance BV, 6.250%, 03/17/24	252,000	0.3
			1,094,750	1.3

		Chile: 6.8%
1,500,000		Celulosa Arauco y Constitucion SA, 4.750%, 01/11/22	1,530,634	1.8
500,000	#	Cencosud SA, 5.150%, 02/12/25	465,659	0.5
400,000		Cencosud SA, 5.500%, 01/20/21	408,966	0.5
1,000,000	#	Corpbanca SA, 3.875%, 09/22/19	993,253	1.1
500,000	#	Empresa Electrica Guacolda SA, 4.560%, 04/30/25	461,732	0.5
600,000	#	Inversiones CMPC SA, 4.500%, 04/25/22	585,914	0.7
500,000		Inversiones CMPC SA, 4.750%, 09/15/24	483,743	0.6
450,000		Telefonica Chile SA, 3.875%, 10/12/22	444,694	0.5
500,000	#	Telefonica Chile SA, 3.875%, 10/12/22	494,105	0.6
			5,868,700	6.8

		China: 6.3%
1,000,000		Bank of China Ltd, 5.000%, 11/13/24	1,033,305	1.2
300,000		China Overseas Finance Cayman II Ltd., 5.500%, 11/10/20	325,123	0.4
700,000		CNOOC Finance 2013 Ltd., 3.000%, 05/09/23	657,312	0.7
250,000	#	CNPC General Capital Ltd., 3.400%, 04/16/23	242,517	0.3
200,000		CNPC HK Overseas Capital Ltd., 4.500%, 04/28/21	211,753	0.2
300,000		Country Garden Holdings Co. Ltd., 7.250%, 04/04/21	313,373	0.4
700,000		Country Garden Holdings Co. Ltd., 7.500%, 03/09/20	746,143	0.9
450,000		Longfor Properties Co. Ltd, 6.750%, 01/29/23	465,108	0.5
750,000		Longfor Properties Co. Ltd, 6.875%, 10/18/19	795,000	0.9
750,000		Yancoal International Resources Development Co. Ltd., 5.730%, 05/16/22	674,209	0.8
			5,463,843	6.3

		Colombia: 2.4%
350,000		Bancolombia SA, 5.950%, 06/03/21	362,687	0.4
750,000	#	Colombia Telecomunicaciones SA ESP, 5.375%, 09/27/22	678,750	0.8
963,000	#	Empresa de Energia de Bogota SA, 6.125%, 11/10/21	991,890	1.2
			2,033,327	2.4

		Croatia: 0.6%
500,000	#	Hrvatska Elektroprivreda, 5.875%, 10/23/22	506,355	0.6

		Hong Kong: 6.9%
300,000		Bank of China Hong Kong Ltd., 5.550%, 02/11/20	326,976	0.4
1,350,000		Bestgain Real Estate, 2.625%, 03/13/18	1,330,923	1.5
500,000		China Construction Bank Asia, 4.250%, 08/20/24	503,749	0.6
250,000		Hutchison Whampoa International 11 Ltd., 4.625%, 01/13/22	268,802	0.3
900,000		Hutchison Whampoa International 12 Ltd., 6.000%, 04/29/49	943,116	1.1
1,050,000	#	Hutchison Whampoa International 12 Ltd., 6.000%, 05/29/49	1,100,301	1.3
750,000		Li & Fung Ltd, 5.250%, 05/13/20	811,001	0.9
350,000		Swire Pacific MTN Financing Ltd., 4.500%, 10/09/23	371,760	0.4
300,000		Swire Pacific MTN Financing Ltd., 4.500%, 02/28/22	322,893	0.4
			5,979,521	6.9

		Hungary: 0.7%
600,000		MOL Group Finance SA, 6.250%, 09/26/19	641,130	0.7

		India: 7.4%
1,000,000	#	Bharti Airtel International Netherlands BV, 5.350%, 05/20/24	1,053,324	1.2

Voya Emerging Markets Corporate Debt Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		India: (continued)
1,000,000	#	Bharti Airtel Ltd, 4.375%, 06/10/25	$979,147	1.1
450,000	#	ICICI Bank Ltd./Dubai, 4.700%, 02/21/18	468,303	0.5
500,000		ICICI Bank Ltd., 6.375%, 04/30/22	514,120	0.6
900,000		ICICI Bank Ltd/Dubai, 4.800%, 05/22/19	950,989	1.1
500,000	#	Reliance Holdings USA, Inc., 4.500%, 10/19/20	530,226	0.6
800,000		Reliance Holdings USA, Inc., 5.400%, 02/14/22	866,682	1.0
408,000	#	Reliance Industries Ltd., 5.875%, 12/31/49	401,370	0.5
250,000		Vedanta Resources PLC, 7.125%, 05/31/23	137,995	0.2
825,000		Vedanta Resources PLC, 8.250%, 06/07/21	484,024	0.6
			6,386,180	7.4

		Indonesia: 0.5%
400,000		Listrindo Capital BV, 6.950%, 02/21/19	411,000	0.5

		Israel: 2.7%
850,000	#	Israel Electric Corp. Ltd., 6.875%, 06/21/23	974,015	1.1
725,000		Israel Electric Corp. Ltd., 7.250%, 01/15/19	806,245	0.9
500,000		Israel Electric Corp. Ltd, 6.875%, 06/21/23	572,950	0.7
			2,353,210	2.7

		Jamaica: 0.3%
350,000	#	Digicel Group Ltd., 6.000%, 04/15/21	296,625	0.3

		Mexico: 11.6%
1,350,000		Alfa SAB de CV, 6.875%, 03/25/44	1,258,875	1.4
750,000		Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 4.125%, 11/09/22	750,938	0.9
200,000	#	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.950%, 01/30/24	206,000	0.2
775,000	#	BBVA Bancomer SA/Texas, 6.750%, 09/30/22	854,437	1.0
700,000	#	Cemex SAB de CV, 5.700%, 01/11/25	587,125	0.7
500,000		Cemex SAB de CV, 7.250%, 01/15/21	482,500	0.6
600,000	#	Grupo Bimbo SAB de CV, 3.875%, 06/27/24	585,211	0.7
400,000		Grupo Televisa SAB, 6.625%, 01/15/40	416,987	0.5
300,000	#	Mexichem SAB de CV, 4.875%, 09/19/22	299,250	0.3
500,000		Mexichem SAB de CV, 5.875%, 09/17/44	421,250	0.5
400,000	#	Mexichem SAB de CV, 5.875%, 09/17/44	337,000	0.4
250,000		Mexichem SAB de CV, 6.750%, 09/19/42	233,040	0.3
800,000		Nemak SA de CV, 5.500%, 02/28/23	806,000	0.9
800,000	#	Nemak SA de CV, 5.500%, 02/28/23	806,000	0.9
1,500,000	#	PLA Administradora Industrial S de RL de CV, 5.250%, 11/10/22	1,460,625	1.7
450,000		Sigma Alimentos SA de CV, 6.875%, 12/16/19	490,500	0.6
			9,995,738	11.6

		Morocco: 2.6%
500,000	#	OCP SA, 4.500%, 10/22/25	467,532	0.6
750,000		OCP SA, 5.625%, 04/25/24	763,993	0.9
1,000,000	#	OCP SA, 6.875%, 04/25/44	985,330	1.1
			2,216,855	2.6

		Peru: 3.5%
250,000		Banco de Credito del Peru/Panama, 5.375%, 09/16/20	265,625	0.3
300,000	#	Banco Internacional del Peru/Panama, 5.750%, 10/07/20	321,750	0.4
1,300,000	#	Cementos Pacasmayo SAA, 4.500%, 02/08/23	1,218,750	1.4
600,000	#	Corp Financiera de Desarrollo SA, 4.750%, 07/15/25	592,500	0.7
350,000		Southern Copper Corp., 5.250%, 11/08/42	253,921	0.3
475,000		Southern Copper Corp., 6.750%, 04/16/40	408,072	0.4
			3,060,618	3.5

		Poland: 0.6%
500,000	#	PKO Finance AB, 4.630%, 09/26/22	522,612	0.6

		Qatar: 0.7%
517,000		Qtel International Finance Ltd., 4.750%, 02/16/21	568,287	0.7

		Russia: 7.8%
1,010,000		ALROSA Finance SA, 7.750%, 11/03/20	1,066,434	1.2
725,000	#	EuroChem Mineral & Chemical Co. OJSC via EuroChem GI Ltd., 5.125%, 12/12/17	729,350	0.8
1,250,000		Gazprom Neft OAO Via GPN Capital SA, 4.375%, 09/19/22	1,110,188	1.3

Voya Emerging Markets Corporate Debt Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Russia: (continued)
900,000		Gazprom OAO Via Gaz Capital SA, 6.510%, 03/07/22	$908,325	1.1
600,000		Gazprom OAO Via Gaz Capital SA, 8.625%, 04/28/34	675,300	0.8
100,000	#	Gazprom OAO Via Gaz Capital SA, 9.250%, 04/23/19	111,958	0.1
500,000		Lukoil International Finance BV, 6.125%, 11/09/20	509,950	0.6
500,000	#	MMC Finance Ltd., 5.550%, 10/28/20	501,867	0.6
1,050,000		MTS International Funding Ltd., 8.625%, 06/22/20	1,163,236	1.3
			6,776,608	7.8

		Singapore: 2.2%
1,000,000	#	Oversea-Chinese Banking Corp. Ltd., 4.000%, 10/15/24	1,019,155	1.2
900,000		Oversea-Chinese Banking Corp. Ltd., 4.250%, 06/19/24	918,538	1.0
			1,937,693	2.2

		South Africa: 3.2%
650,000		AngloGold Ashanti Holdings PLC, 5.125%, 08/01/22	519,187	0.6
1,200,000	#	Myriad International Holdings BV, 6.000%, 07/18/20	1,282,716	1.5
1,075,000		Sasol Financing International PLC, 4.500%, 11/14/22	988,506	1.1
			2,790,409	3.2

		South Korea: 1.2%
1,000,000	#	Woori Bank Co. Ltd., 4.750%, 04/30/24	1,025,238	1.2

		Sweden: 0.5%
500,000		Millicom International Cellular SA, 6.625%, 10/15/21	464,375	0.5

		Thailand: 1.6%
900,000	#	PTT Exploration & Production PCL, 4.875%, 12/29/49	879,691	1.0
250,000		PTTEP Canada International Finance Ltd., 5.692%, 04/05/21	279,437	0.3
200,000		PTTEP Canada International Finance Ltd., 6.350%, 06/12/42	232,989	0.3
			1,392,117	1.6

		Turkey: 4.3%
200,000	#	Akbank TAS, 4.000%, 01/24/20	193,499	0.2
625,000	#	Coca-Cola Icecek AS, 4.750%, 10/01/18	643,242	0.7
500,000	#	Turk Telekomunikasyon AS, 4.875%, 06/19/24	474,680	0.6
700,000	#	Turkiye Is Bankasi, 5.000%, 04/30/20	695,093	0.8
1,000,000	#	Turkiye Garanti Bankasi AS, 4.750%, 10/17/19	996,225	1.2
750,000		Turkiye Vakiflar Bankasi, 6.875%, 02/03/25	729,599	0.8
			3,732,338	4.3

		United Arab Emirates: 4.3%
200,000		Abu Dhabi National Energy Co., 5.875%, 12/13/21	221,000	0.3
765,000	#	Abu Dhabi National Energy Co., 5.875%, 12/13/21	845,325	1.0
798,000	#	Dolphin Energy Ltd., 5.500%, 12/15/21	879,603	1.0
1,750,000		DP World Ltd., 6.850%, 07/02/37	1,728,125	2.0
			3,674,053	4.3

	Total Corporate Bonds/Notes
	(Cost $72,105,975)		70,601,582	81.6

FOREIGN GOVERNMENT BONDS: 1.7%
		China: 0.6%
500,000	#	CNOOC Curtis Funding No 1 Pty Ltd, 4.500%, 10/03/23	517,647	0.6

		Kazakhstan: 1.1%
1,000,000	#	Kazakhstan Government International Bond, 6.500%, 07/21/45	987,120	1.1

	Total Foreign Government Bonds
	(Cost $1,490,490)		1,504,767	1.7

	Total Long-Term Investments
	(Cost $73,596,465)		72,106,349	83.3

SHORT-TERM INVESTMENTS: 15.0%
		U.S. Government Agency Obligations: 2.4%
500,000		Fannie Mae Discount Notes, 0.100%, 01/13/16	499,983	0.6
500,000		Federal Home Loan Bank Discount Notes, 0.100%, 01/20/16	499,969	0.6
1,100,000		Federal Home Loan Bank Discount Notes, 0.120%, 01/26/16	1,099,905	1.2
			2,099,857	2.4

		U.S. Treasury Bills: 8.1%
6,000,000		United States Treasury Bill, 0.115%, 03/24/16	5,997,720	6.9

Voya Emerging Markets Corporate Debt Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2015 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	U.S. Treasury Bills (continued)
1,000,000	United States Treasury Bill, 0.290%, 06/23/16	$997,815	1.2
		6,995,535	8.1

Shares		Value	Percentage of Net Assets
	Mutual Funds: 4.5%
3,871,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.270%††
	(Cost $3,871,000)	3,871,000	4.5

	Total Short-Term Investments
	(Cost $12,964,656)	12,966,392	15.0

	Total Investments in Securities (Cost $86,561,121)	$85,072,741	98.3
	Assets in Excess of Other Liabilities	1,479,813	1.7
	Net Assets	$86,552,554	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of December 31, 2015.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

Cost for federal income tax purposes is $86,797,602.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$764,610
Gross Unrealized Depreciation	(2,489,471)

Net Unrealized Depreciation	$(1,724,861)

Sector Diversification	Percentage of Net Assets
Financial	22.7%
Energy	14.2
Basic Materials	11.3
Communications	9.6
Utilities	6.8
Diversified	6.7
Consumer, Non-cyclical	6.1
Industrial	2.7
Foreign Government Bonds	1.7
Consumer, Cyclical	0.9
Materials	0.6
U.S. Government Agency Obligations	2.4
Short-Term Investments	4.5
U.S. Treasury Bills	8.1
Assets in Excess of Other Liabilities	1.7
Net Assets	100.0%

Voya Emerging Markets Corporate Debt Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2015 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2015
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$–	$70,601,582	$–	$70,601,582
Short-Term Investments	3,871,000	9,095,392	–	12,966,392
Foreign Government Bonds	–	1,504,767	–	1,504,767
Total Investments, at fair value	$3,871,000	$81,201,741	$–	$85,072,741
Other Financial Instruments+
Futures	826	–	–	826
Total Assets	$3,871,826	$81,201,741	$–	$85,073,567
Liabilities Table
Other Financial Instruments+
Futures	$(43,338)	$–	$–	$(43,338)
Total Liabilities	$(43,338)	$–	$–	$(43,338)

+	Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At December 31, 2015, the following futures contracts were outstanding for Voya Emerging Markets Corporate Debt Fund:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 10-Year Note	44	03/21/16	$5,539,875	$(23,442)
U.S. Treasury 5-Year Note	45	03/31/16	5,324,414	(18,247)
			$10,864,289	$(41,689)
Short Contracts
U.S. Treasury 2-Year Note	(2)	03/31/16	(434,469)	682
U.S. Treasury Long Bond	(6)	03/21/16	(922,500)	(1,649)
U.S. Treasury Ultra Long Bond	(5)	03/21/16	(793,437)	144
			$(2,150,406)	$(823)

A summary of derivative instruments by primary risk exposure is outlined in the following table.

The fair value of derivative instruments for Voya Emerging Markets Corporate Debt Fund as of December 31, 2015 were as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Asset Derivatives	Instrument Type
Interest rate contracts	Futures contracts	$826
Total Asset Derivatives		$826

Liability Derivatives	Instrument Type
Interest rate contracts	Futures contracts	$43,338
Total Liability Derivatives		$43,338

Voya Emerging Markets Hard Currency Debt Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2015 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 8.6%
		Argentina: 0.8%
1,000,000	#	YPF SA, 8.750%, 04/04/24	$975,000	0.8

		Chile: 1.7%
1,500,000	#	Empresa Electrica Angamos SA, 4.875%, 05/25/29	1,342,557	1.0
1,000,000	#	Empresa Electrica Guacolda SA, 4.560%, 04/30/25	923,464	0.7
			2,266,021	1.7

		Colombia: 0.7%
1,000,000		Ecopetrol SA, 5.875%, 09/18/23	922,500	0.7

		Croatia: 1.6%
2,000,000	#	Hrvatska Elektroprivreda, 5.875%, 10/23/22	2,025,420	1.6

		Israel: 0.4%
500,000	#	Israel Electric Corp. Ltd., 5.000%, 11/12/24	511,115	0.4

		Mexico: 2.6%
2,000,000	#	Banco Nacional de Comercio Exterior SNC, 4.375%, 10/14/25	1,980,000	1.5
1,500,000	#	PLA Administradora Industrial S de RL de CV, 5.250%, 11/10/22	1,460,625	1.1
			3,440,625	2.6

		Panama: 0.8%
1,000,000	#	Autoridad del Canal de Panama, 4.950%, 07/29/35	1,035,000	0.8

	Total Corporate Bonds/Notes
	(Cost $11,493,706)		11,175,681	8.6

U.S. TREASURY OBLIGATIONS: 0.0%
		U.S. Treasury Notes: 0.0%
18,000		2.000%, due 11/30/22	17,904	0.0

	Total U.S. Treasury Obligations
	(Cost $18,000)		17,904	0.0

FOREIGN GOVERNMENT BONDS: 81.6%
		Angola: 1.6%
1,500,000	#	Angolan Government International Bond, 9.500%, 11/12/25	1,398,750	1.1
703,125		Republic of Angola Via Northern Lights III BV, 7.000%, 08/16/19	678,516	0.5
			2,077,266	1.6

		Argentina: 3.6%
2,388,341	±	Argentina Government International Bond, 2.500%, 12/31/38	1,499,878	1.2
1,402,038	±	Argentina Government International Bond, 8.280%, 12/31/33	1,619,354	1.2
750,000		City of Buenos Aires Argentina, 9.950%, 03/01/17	780,938	0.6
750,000	#	Provincia de Buenos Aires/Argentina, 9.950%, 06/09/21	774,375	0.6
			4,674,545	3.6

		Armenia: 0.6%
751,000	#	Armenia International Bond, 6.000%, 09/30/20	731,647	0.6

		Azerbaijan: 0.7%
1,000,000		Republic of Azerbaijan, 4.750%, 03/18/24	937,120	0.7

		Bolivia: 0.8%
1,000,000	#	Bolivian Government International Bond, 5.950%, 08/22/23	1,072,500	0.8

		Brazil: 2.8%
750,000		Banco Nacional de Desenvolvimento Economico e Social, 5.500%, 07/12/20	699,375	0.5
800,000	#	Banco Nacional de Desenvolvimento Economico e Social, 5.750%, 09/26/23	693,760	0.5
2,500,000		Brazilian Government International Bond, 2.625%, 01/05/23	1,906,250	1.5
500,000		Brazilian Government International Bond, 5.000%, 01/27/45	336,250	0.3
			3,635,635	2.8

		Chile: 1.0%
1,700,000	#	Corp Nacional del Cobre de Chile, 4.250%, 07/17/42	1,254,795	1.0

		Colombia: 2.0%
400,000		Colombia Government International Bond, 2.625%, 03/15/23	352,400	0.2
500,000		Colombia Government International Bond, 6.125%, 01/18/41	485,000	0.4
1,500,000		Colombia Government International Bond, 8.125%, 05/21/24	1,802,250	1.4
			2,639,650	2.0

Voya Emerging Markets Hard Currency Debt Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
		Costa Rica: 1.1%
1,100,000	#	Costa Rica Government International Bond, 4.250%, 01/26/23	$968,000	0.8
600,000	#	Costa Rica Government International Bond, 5.625%, 04/30/43	433,500	0.3
			1,401,500	1.1

		Croatia: 1.2%
1,000,000		Croatia Government International Bond, 5.500%, 04/04/23	1,017,500	0.8
500,000	#	Croatia Government International Bond, 5.500%, 04/04/23	508,750	0.4
			1,526,250	1.2

		Dominican Republic: 3.1%
2,000,000	#	Dominican Republic International Bond, 5.500%, 01/27/25	1,935,000	1.5
1,050,000		Dominican Republic International Bond, 5.875%, 04/18/24	1,050,000	0.8
1,000,000	#	Dominican Republic International Bond, 6.600%, 01/28/24	1,045,000	0.8
			4,030,000	3.1

		Egypt: 1.3%
1,130,000		Egypt Government International Bond, 5.750%, 04/29/20	1,099,208	0.8
750,000	#	Egypt Government International Bond, 5.875%, 06/11/25	652,837	0.5
			1,752,045	1.3

		El Salvador: 0.7%
1,000,000	#	El Salvador Government International Bond, 6.375%, 01/18/27	850,000	0.7

		Gabon: 0.4%
737,000	#	Gabonese Republic, 6.375%, 12/12/24	588,155	0.4

		Guatemala: 0.6%
600,000		Guatemala Government Bond, 8.125%, 10/06/34	769,500	0.6

		Hungary: 3.4%
1,250,000		Hungary Government International Bond, 5.375%, 02/21/23	1,365,887	1.1
750,000		Hungary Government International Bond, 6.250%, 01/29/20	840,250	0.6
500,000		Hungary Government International Bond, 7.625%, 03/29/41	678,435	0.5
1,500,000	#	Magyar Export-Import Bank Zrt, 4.000%, 01/30/20	1,513,163	1.2
			4,397,735	3.4

		Indonesia: 5.7%
1,500,000	#	Indonesia Government International Bond, 4.125%, 01/15/25	1,441,483	1.1
1,700,000		Indonesia Government International Bond, 8.500%, 10/12/35	2,121,253	1.6
750,000		Pertamina Persero PT, 4.300%, 05/20/23	683,684	0.5
1,500,000		Pertamina Persero PT, 5.625%, 05/20/43	1,181,465	0.9
2,000,000		Perusahaan Listrik Negara PT, 5.500%, 11/22/21	2,042,500	1.6
			7,470,385	5.7

		Ivory Coast: 1.7%
2,450,000		Ivory Coast Government International Bond, 5.750%, 12/31/32	2,191,452	1.7

		Jamaica: 1.5%
2,000,000		Jamaica Government International Bond, 6.750%, 04/28/28	1,990,000	1.5

		Kazakhstan: 4.1%
1,750,000	#	Development Bank of Kazakhstan JSC, 4.125%, 12/10/22	1,547,567	1.2
1,000,000	#	KazAgro National Management Holding JSC, 4.625%, 05/24/23	864,724	0.6
1,160,000	#	Kazakhstan Temir Zholy Finance BV, 6.950%, 07/10/42	1,022,296	0.8
2,000,000	#	Kazakhstan Government International Bond, 6.500%, 07/21/45	1,974,240	1.5
			5,408,827	4.1

		Kenya: 0.3%
500,000	#	Kenya Government International Bond, 6.875%, 06/24/24	440,000	0.3

		Lebanon: 1.9%
2,470,000		Lebanon Government International Bond, 6.100%, 10/04/22	2,429,245	1.9

		Lithuania: 1.1%
500,000		Lithuania Government International Bond, 6.625%, 02/01/22	598,878	0.4

Voya Emerging Markets Hard Currency Debt Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
		Lithuania: (continued)
750,000		Lithuania Government International Bond, 7.375%, 02/11/20	$888,750	0.7
			1,487,628	1.1

		Mexico: 4.2%
500,000	#	Comision Federal de Electricidad, 5.750%, 02/14/42	452,500	0.3
1,000,000		Mexico Government International Bond, 4.000%, 10/02/23	1,015,500	0.8
1,750,000	#	Petroleos Mexicanos, 4.500%, 01/23/26	1,541,750	1.2
471,000		Petroleos Mexicanos, 4.875%, 01/18/24	440,385	0.3
2,750,000		Petroleos Mexicanos, 5.500%, 06/27/44	2,082,685	1.6
			5,532,820	4.2

		Morocco: 1.3%
1,500,000		Morocco Government International Bond, 4.250%, 12/11/22	1,489,125	1.1
250,000	#	Morocco Government International Bond, 5.500%, 12/11/42	241,560	0.2
			1,730,685	1.3

		Namibia: 0.8%
1,000,000		Namibia International Bonds, 5.500%, 11/03/21	1,007,500	0.8

		Nigeria: 0.3%
500,000	#	Nigeria Government International Bond, 6.375%, 07/12/23	442,500	0.3

		Pakistan: 0.4%
500,000		Pakistan Government International Bond, 6.875%, 06/01/17	511,255	0.4

		Panama: 3.3%
600,000		Panama Government International Bond, 4.300%, 04/29/53	513,750	0.4
1,000,000		Panama Government International Bond, 4.000%, 09/22/24	1,005,000	0.8
1,200,000		Panama Government International Bond, 5.200%, 01/30/20	1,305,000	1.0
1,250,000		Panama Government International Bond, 6.700%, 01/26/36	1,490,625	1.1
			4,314,375	3.3

		Paraguay: 0.8%
1,100,000		Republic of Paraguay, 4.625%, 01/25/23	1,072,500	0.8

		Peru: 1.4%
1,000,000		El Fondo MIVIVIENDA S.A., 3.500%, 01/31/23	938,000	0.7
861,000		Peruvian Government International Bond, 5.625%, 11/18/50	880,372	0.7
			1,818,372	1.4

		Philippines: 2.4%
1,000,000		Philippine Government International Bond, 6.375%, 01/15/32	1,279,907	1.0
1,000,000		Philippine Government International Bond, 7.750%, 01/14/31	1,408,720	1.1
400,000		Philippine Government International Bond, 8.375%, 06/17/19	487,338	0.3
			3,175,965	2.4

		Poland: 3.5%
3,500,000		Poland Government International Bond, 3.000%, 03/17/23	3,471,562	2.7
1,000,000		Poland Government International Bond, 5.125%, 04/21/21	1,115,110	0.8
			4,586,672	3.5

		Romania: 1.6%
500,000	#	Romanian Government International Bond, 4.375%, 08/22/23	521,550	0.4
1,310,000		Romanian Government International Bond, 6.750%, 02/07/22	1,541,778	1.2
			2,063,328	1.6

		Russia: 3.6%
2,000,000	#	Russian Foreign Bond - Eurobond, 4.875%, 09/16/23	2,036,250	1.6
2,231,250		Russian Foreign Bond - Eurobond, 7.500%, 03/31/30	2,678,355	2.0
			4,714,605	3.6

		South Africa: 2.2%
1,500,000	#	Eskom Holdings SOC Ltd, 7.125%, 02/11/25	1,305,000	1.0
1,750,000	#	Transnet SOC Ltd., 4.000%, 07/26/22	1,553,020	1.2
			2,858,020	2.2

		Sri Lanka: 0.6%
870,000	#	Sri Lanka Government International Bond, 5.875%, 07/25/22	796,914	0.6

		Tanzania: 0.4%
500,000		Tanzania Government International Bond, 6.538%, 03/09/20	473,700	0.4

Voya Emerging Markets Hard Currency Debt Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
		Trinidad And Tobago: 0.7%
406,250		Petroleum Co. of Trinidad & Tobago Ltd., 6.000%, 05/08/22	$379,844	0.3
500,000		Petroleum Co. of Trinidad & Tobago Ltd., 9.750%, 08/14/19	522,500	0.4
			902,344	0.7

		Turkey: 4.4%
2,500,000		Turkey Government International Bond, 6.000%, 01/14/41	2,562,188	2.0
2,700,000		Turkey Government International Bond, 7.375%, 02/05/25	3,160,890	2.4
			5,723,078	4.4

		Ukraine: 2.2%
700,000	#	Ukraine Government International Bond, 3.780%, 05/31/40	282,625	0.2
441,000	#	Ukraine Government International Bond, 7.750%, 09/01/20	407,925	0.3
346,000	#	Ukraine Government International Bond, 7.750%, 09/01/21	316,092	0.3
346,000	#	Ukraine Government International Bond, 7.750%, 09/01/22	315,130	0.3
346,000	#	Ukraine Government International Bond, 7.750%, 09/01/23	309,739	0.3
346,000	#	Ukraine Government International Bond, 7.750%, 09/01/24	307,909	0.2
346,000	#	Ukraine Government International Bond, 7.750%, 09/01/25	306,064	0.2
346,000	#	Ukraine Government International Bond, 7.750%, 09/01/26	302,735	0.2
346,000	#	Ukraine Government International Bond, 7.750%, 09/01/27	302,750	0.2
			2,850,969	2.2

		Uruguay: 2.9%
2,150,000		Uruguay Government International Bond, 4.375%, 10/27/27	2,123,125	1.6
375,000		Uruguay Government International Bond, 4.500%, 08/14/24	381,562	0.3
785,000		Uruguay Government International Bond, 7.625%, 03/21/36	973,400	0.7
300,000		Uruguay Government International Bond, 8.000%, 11/18/22	374,640	0.3
			3,852,727	2.9

		Venezuela: 1.5%
500,000		Petroleos de Venezuela SA, 5.250%, 04/12/17	252,450	0.2
1,000,000		Petroleos de Venezuela SA, 9.000%, 11/17/21	404,250	0.3
1,750,000		Petroleos de Venezuela SA, 9.750%, 05/17/35	732,813	0.6
1,250,000		Venezuela Government International Bond, 9.250%, 09/15/27	518,750	0.4
			1,908,263	1.5

		Vietnam: 1.0%
1,200,000		Vietnam Government International Bond, 6.750%, 01/29/20	1,321,128	1.0

		Zambia: 0.9%
1,000,000	#	Zambia Government International Bond, 8.500%, 04/14/24	797,900	0.6
500,000	#	Zambia Government International Bond, 8.970%, 07/30/27	398,100	0.3
			1,196,000	0.9

	Total Foreign Government Bonds
	(Cost $112,771,963)		106,609,600	81.6

	Total Long-Term Investments
	(Cost $124,283,669)		117,803,185	90.2

SHORT-TERM INVESTMENTS: 7.7%
		U.S. Government Agency Obligations: 0.8%
1,000,000		Federal Home Loan Bank Discount Notes, 0.220%, 02/09/16
		(Cost $999,621)	999,760	0.8

		U.S. Treasury Bills: 3.0%
4,000,000		United States Treasury Bill, 0.115%, 03/24/16
		(Cost $3,997,454)	3,998,480	3.0

Shares		Value	Percentage of Net Assets
	Mutual Funds: 3.9%
5,039,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.270%††
	(Cost $5,039,000)	5,039,000	3.9

	Total Short-Term Investments
	(Cost $10,036,075)	10,037,240	7.7

	Total Investments in Securities (Cost $134,319,744)	$127,840,425	97.9
	Assets in Excess of Other Liabilities	2,781,049	2.1
	Net Assets	$130,621,474	100.0

Voya Emerging Markets Hard Currency Debt Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2015 (Unaudited) (Continued)

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of December 31, 2015.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
±	Defaulted security

Cost for federal income tax purposes is $134,900,229.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$2,644,875
Gross Unrealized Depreciation	(9,704,679)

Net Unrealized Depreciation	$(7,059,804)

Sector Diversification	Percentage of Net Assets
Foreign Government Bonds	81.6%
Utilities	3.7
Financial	2.6
Energy	1.5
Industrial	0.8
U.S. Treasury Obligations	0.0
U.S. Government Agency Obligations	0.8
U.S. Treasury Bills	3.0
Short-Term Investments	3.9
Assets in Excess of Other Liabilities	2.1
Net Assets	100.0%

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of December 31, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2015
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$–	$11,175,681	$–	$11,175,681
Short-Term Investments	5,039,000	4,998,240	–	10,037,240
U.S. Treasury Obligations	–	17,904	–	17,904
Foreign Government Bonds	–	106,609,600	–	106,609,600
Total Investments, at fair value	$5,039,000	$122,801,425	$–	$127,840,425
Other Financial Instruments+
Futures	49,018	–	–	49,018
Total Assets	$5,088,018	$122,801,425	$–	$127,889,443
Liabilities Table
Other Financial Instruments+
Futures	$(46,118)	$–	$–	$(46,118)
Total Liabilities	$(46,118)	$–	$–	$(46,118)

+	Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At December 31, 2015, the following futures contracts were outstanding for Voya Emerging Markets Hard Currency Debt Fund:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 2-Year Note	51	03/31/16	$11,078,953	$(18,289)
U.S. Treasury 5-Year Note	60	03/31/16	7,099,219	(24,256)

Voya Emerging Markets Hard Currency Debt Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2015 (Unaudited) (Continued)

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
U.S. Treasury Ultra Long Bond	16	03/21/16	$2,539,000	$7,523
			$20,717,172	$(35,022)
Short Contracts
U.S. Treasury 10-Year Note	(83)	03/21/16	(10,450,219)	41,495
U.S. Treasury Long Bond	(13)	03/21/16	(1,998,750)	(3,573)
			$(12,448,969)	$37,922

A summary of derivative instruments by primary risk exposure is outlined in the following table.

The fair value of derivative instruments for Voya Emerging Markets Hard Currency Debt Fund as of December 31, 2015 were as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type
Interest rate contracts	Futures contracts	$49,018
Total Asset Derivatives		$49,018

Liability Derivatives	Instrument Type
Interest rate contracts	Futures contracts	$46,118
Total Liability Derivatives		$46,118

Voya Emerging Markets Local Currency Debt Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2015 (Unaudited)

Principal Amount†				Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 1.5%
			Brazil: 0.6%
BRL	2,000,000		Banco do Brasil SA/Cayman, 9.750%, 07/18/17	$460,032	0.6

			United States: 0.9%
MXN	11,000,000		General Electric Capital Corp., 8.500%, 04/06/18	692,506	0.9

		Total Corporate Bonds/Notes (Cost $1,417,843)		1,152,538	1.5

FOREIGN GOVERNMENT BONDS: 73.6%
			Brazil: 4.3%
BRL	70,000	Z	Brazil Letras do Tesouro Nacional, 14.236%, 01/01/16	17,694	0.0
BRL	9,500,000		Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/21	1,911,449	2.5
BRL	5,500,000		Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/17	1,323,364	1.8
				3,252,507	4.3

			Colombia: 3.1%
COP	2,700,000,000	#	Colombia Government International Bond, 7.000%, 05/04/22	807,686	1.1
COP	4,400,000,000	#	Colombia Government International Bond, 10.000%, 07/24/24	1,535,571	2.0
				2,343,257	3.1

			Hungary: 4.7%
HUF	130,000,000		Hungary Government Bond, 4.000%, 04/25/18	467,154	0.6
HUF	135,000,000		Hungary Government Bond, 5.500%, 12/20/18	506,994	0.7
HUF	150,000,000		Hungary Government Bond, 6.500%, 06/24/19	586,598	0.8
HUF	160,000,000		Hungary Government International Bond, 6.000%, 11/24/23	653,094	0.8
HUF	330,000,000		Hungary Government International Bond, 7.000%, 06/24/22	1,400,029	1.8
				3,613,869	4.7

			Indonesia: 6.0%
IDR	10,000,000,000		Indonesia Treasury Bond, 7.875%, 04/15/19	707,204	0.9
IDR	15,000,000,000		Indonesia Treasury Bond, 8.250%, 06/15/32	1,004,842	1.3
IDR	4,290,000,000		Indonesia Treasury Bond, 8.250%, 07/15/21	304,404	0.4
IDR	10,000,000,000		Indonesia Treasury Bond, 8.375%, 03/15/24	708,031	1.0
IDR	10,000,000,000		Indonesia Treasury Bond, 8.375%, 03/15/34	682,358	0.9
IDR	16,000,000,000		Indonesia Treasury Bond, 9.000%, 03/15/29	1,161,169	1.5
				4,568,008	6.0

			Malaysia: 5.5%
MYR	6,500,000		Malaysia Government Bond, 3.480%, 03/15/23	1,450,601	1.9
MYR	242,000		Malaysia Government Bond, 3.492%, 03/31/20	56,123	0.1
MYR	4,000,000		Malaysia Government Bond, 4.160%, 07/15/21	945,473	1.2
MYR	2,000,000		Malaysia Government Bond, 4.181%, 07/15/24	464,477	0.6
MYR	3,500,000		Malaysia Government Bond, 4.378%, 11/29/19	843,086	1.1
MYR	1,800,000		Malaysia Government Bond, 4.392%, 04/15/26	421,469	0.6
				4,181,229	5.5

			Mexico: 6.8%
MXN	15,700,000		Mexican Bonos, 6.500%, 06/10/21	946,968	1.3
MXN	19,000,000		Mexican Bonos, 8.500%, 11/18/38	1,300,719	1.7
MXN	40,000,000		Mexican Bonos, 10.000%, 12/05/24	2,927,489	3.8
				5,175,176	6.8

			Nigeria: 0.9%
NGN	20,860,000		Nigeria Government Bond, 16.390%, 01/27/22	129,499	0.1
NGN	100,000,000		Nigeria Government Bond, 16.000%, 06/29/19	589,701	0.8
				719,200	0.9

			Peru: 0.7%
PEN	1,620,000	#	Peruvian Government International Bond, 7.840%, 08/12/20	502,095	0.7

			Philippines: 0.7%
PHP	26,000,000		Philippine Government International Bond, 3.900%, 11/26/22	532,718	0.7

Voya Emerging Markets Local Currency Debt Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
		Poland: 9.0%
PLN	8,000,000	Poland Government Bond, 3.750%, 04/25/18	$2,134,577	2.8
PLN	4,000,000	Poland Government Bond, 4.000%, 10/25/23	1,106,038	1.4
PLN	730,000	Poland Government Bond, 5.500%, 10/25/19	209,733	0.3
PLN	11,500,000	Poland Government Bond, 5.750%, 10/25/21	3,457,051	4.5
			6,907,399	9.0

		Romania: 4.4%
RON	6,200,000	Romania Government Bond, 5.600%, 11/28/18	1,659,198	2.2
RON	7,000,000	Romania Government Bond, 6.000%, 04/30/16	1,715,565	2.2
			3,374,763	4.4

		Russia: 1.9%
RUB	75,000,000	Russian Federal Bond - OFZ, 6.700%, 05/15/19	947,980	1.2
RUB	34,001,000	Russian Federal Bond - OFZ, 7.050%, 01/19/28	390,243	0.5
RUB	10,000,000	Russian Federal Bond - OFZ, 7.600%, 04/14/21	125,582	0.2
			1,463,805	1.9

		South Africa: 3.8%
ZAR	1,800,000	Kommunalbanken AS, 6.500%, 06/07/18	110,574	0.2
ZAR	11,303,122	South Africa Government Bond, 6.250%, 03/31/36	489,502	0.6
ZAR	3,000,000	South Africa Government Bond, 7.250%, 01/15/20	181,879	0.2
ZAR	31,400,000	South Africa Government Bond, 10.500%, 12/21/26	2,148,560	2.8
			2,930,515	3.8

		South Korea: 1.8%
MYR	6,000,000	Export-Import Bank of Korea, 4.070%, 02/02/17	1,399,335	1.8

		Supranational: 6.2%
MYR	7,000,000	Asian Development Bank, 4.000%, 02/08/17	1,644,236	2.1
ZAR	12,000,000	European Investment Bank, 6.750%, 09/15/17	757,292	1.0
ZAR	3,750,000	European Investment Bank, 8.375%, 07/29/22	228,814	0.3
ZAR	8,000,000	European Investment Bank, 9.000%, 12/21/18	516,851	0.7
ZAR	9,160,000	European Investment Bank, 9.000%, 03/31/21	580,056	0.8
IDR	7,500,000,000	Inter-American Development Bank, 7.250%, 07/17/17	522,334	0.7
ZAR	7,500,000	Nordic Investment Bank, 7.000%, 09/25/18	464,939	0.6
			4,714,522	6.2

		Thailand: 5.8%
THB	96,000,000	Thailand Government Bond, 3.625%, 06/16/23	2,889,100	3.8
THB	26,000,000	Thailand Government Bond, 3.650%, 12/17/21	779,053	1.0
THB	26,400,000	Thailand Government Bond, 3.875%, 06/13/19	785,831	1.0
			4,453,984	5.8

		Turkey: 8.0%
TRY	2,500,000	Turkey Government Bond, 6.300%, 02/14/18	789,929	1.0
TRY	11,000,000	Turkey Government Bond, 9.000%, 03/08/17	3,714,254	4.9
TRY	5,000,000	Turkey Government Bond, 9.500%, 01/12/22	1,635,578	2.1
			6,139,761	8.0

		Total Foreign Government Bonds (Cost $74,161,662)	56,272,143	73.6

CREDIT-LINKED NOTES: 4.0%
		Colombia: 1.2%
	2,042,606	# Citigroup Funding, Inc., (Republic of Colombia), 7.500%, 08/27/26	897,987	1.2

		Indonesia: 2.8%
IDR	30,000,000,000	# JPMorgan Chase & Co., (Republic of Indonesia), 6.250%, 04/17/17	2,110,990	2.8

		Total Credit-Linked Notes (Cost $5,269,643)	3,008,977	4.0

		Total Long-Term Investments (Cost $80,849,148)	60,433,658	79.1

Voya Emerging Markets Local Currency Debt Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 18.9%
		U.S. Government Agency Obligations: 4.6%
	2,000,000	Fannie Mae Discount Notes, 0.110%, 01/15/16	$1,999,914	2.6
	1,500,000	Federal Home Loan Bank Discount Notes, 0.100%, 01/20/16	1,499,907	2.0
			3,499,821	4.6

		U.S. Treasury Bills: 7.2%
	5,500,000	United States Treasury Bill, 0.115%, 03/24/16 (Cost $5,496,500)	5,497,910	7.2

		Foreign Government Bonds: 3.0%
TRY	659,000	Asian Development Bank, 6.200%, 01/20/16	225,399	0.3
HUF	52,600,000	European Investment Bank, 6.250%, 10/27/16	188,957	0.2
TRY	1,550,000	European Investment Bank, 7.250%, 01/25/16	530,050	0.7
MXN	4,425,000	Inter-American Development Bank, 8.000%, 01/26/16	258,665	0.3
RUB	3,000,000	International Finance Corp., 4.450%, 02/26/16	40,857	0.1
RUB	3,700,000	International Finance Corp., 4.500%, 03/29/16	50,077	0.1
ZAR	12,800,000	Municipality Finance PLC, 7.360%, 01/07/16	828,486	1.1
MXN	2,500,000	Province of Quebec Canada, 8.270%, 01/19/16	144,774	0.2
RUB	450,000	Svensk Exportkredit AB, 6.500%, 04/25/16	6,068	0.0
			2,273,333	3.0

Shares			Value	Percentage of Net Assets
		Mutual Funds: 4.1%
	3,160,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.270%†† (Cost $3,160,000)	3,160,000	4.1

		Total Short-Term Investments (Cost $14,554,384)	14,431,064	18.9

		Total Investments in Securities (Cost $95,403,532)	$74,864,722	98.0
		Assets in Excess of Other Liabilities	1,564,420	2.0
		Net Assets	$76,429,142	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of December 31, 2015.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

BRL	Brazilian Real
COP	Colombian Peso
HUF	Hungarian Forint
IDR	Indonesian Rupiah
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian New Leu
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish New Lira
ZAR	South African Rand

Cost for federal income tax purposes is $95,696,263.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$132,858
Gross Unrealized Depreciation	(20,964,399)

Net Unrealized Depreciation	$(20,831,541)

Sector Diversification	Percentage of Net Assets
Foreign Government Bonds	76.6%
Credit-Linked Notes	4.0
Financial	1.5
Short-Term Investments	4.1
U.S. Government Agency Obligations	4.6
U.S. Treasury Bills	7.2
Assets in Excess of Other Liabilities	2.0
Net Assets	100.0%

Voya Emerging Markets Local Currency Debt Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2015 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2015
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$–	$1,152,538	$–	$1,152,538
Short-Term Investments	3,160,000	11,271,064	–	14,431,064
Foreign Government Bonds	–	56,272,143	–	56,272,143
Credit-Linked Notes	–	3,008,977	–	3,008,977
Total Investments, at fair value	$3,160,000	$71,704,722	$–	$74,864,722
Other Financial Instruments+
Forward Foreign Currency Contracts	–	31,478	–	31,478
Futures	1,024	–	–	1,024
Total Assets	$3,161,024	$71,736,200	$–	$74,897,224
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(74,626)	$–	$(74,626)
Futures	(786)	–	–	(786)
OTC Swaps	–	(32,241)	–	(32,241)
Total Liabilities	$(786)	$(106,867)	$–	$(107,653)

+	Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At December 31, 2015, the following forward foreign currency contracts were outstanding for Voya Emerging Markets Local Currency Debt Fund:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Barclays Bank PLC	Brazilian Real	7,000,653	Buy	03/11/16	$1,754,989	$1,731,146	$(23,843)
Barclays Bank PLC	Peruvian Nuevo Sol	1,608,587	Buy	03/11/16	471,174	465,885	(5,289)
Citigroup, Inc.	Thai Baht	32,923,815	Buy	01/29/16	918,349	914,307	(4,042)
Deutsche Bank AG	Mexican Peso	48,429,634	Buy	03/11/16	2,789,664	2,796,326	6,662
JPMorgan Chase & Co.	Russian Ruble	84,106,287	Buy	03/11/16	1,163,634	1,131,114	(32,520)
Morgan Stanley	Chilean Peso	68,559,615	Buy	03/11/16	95,633	96,005	372
Morgan Stanley	Peruvian Nuevo Sol	1,274,818	Buy	03/11/16	372,863	369,218	(3,645)
Morgan Stanley	Polish Zloty	4,052,084	Buy	03/11/16	1,021,378	1,031,616	10,238
							$(52,067)

Barclays Bank PLC	Romanian New Leu	4,558,970	Sell	03/11/16	$1,110,358	$1,096,493	$13,865
HSBC Bank PLC	Thai Baht	8,698,690	Sell	01/15/16	242,000	241,659	341
HSBC Bank PLC	Philippine Peso	8,609,698	Sell	01/29/16	182,769	182,987	(218)
JPMorgan Chase & Co.	South Korean Won	574,120,800	Sell	01/15/16	484,000	489,069	(5,069)
							$8,919

At December 31, 2015, the following futures contracts were outstanding for Voya Emerging Markets Local Currency Debt Fund:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 5-Year Note	2	03/31/16	$236,641	$(786)
			$236,641	$(786)
Short Contracts
U.S. Treasury 2-Year Note	(3)	03/31/16	(651,703)	1,024
			$(651,703)	$1,024

Voya Emerging Markets Local Currency Debt Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2015 (Unaudited) (Continued)

At December 31, 2015, the following over-the-counter interest rate swaps were outstanding for Voya Emerging Markets Local Currency Debt Fund:

	Termination Date	Notional Amount	Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 8.280% and pay a floating rate based on the 3-month ZAR-JIBAR-SAFEX Counterparty: Barclays Bank PLC	09/30/24	ZAR 7,500,000	$(32,241)	$–	$(32,241)
			$(32,241)	$–	$(32,241)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of December 31, 2015 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$31,478
Interest rate contracts	Futures contracts	1,024
Total Asset Derivatives		$32,502

Liability Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$74,626
Interest rate contracts	Futures contracts	786
Interest rate contracts	OTC Interest rate swaps	32,241
Total Liability Derivatives		$107,653

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at December 31, 2015:

	Barclays Bank PLC	Citigroup, Inc.	Deutsche Bank AG	HSBC Bank PLC	JPMorgan Chase & Co.	Morgan Stanley	Totals
Assets:
Forward foreign currency contracts	$13,865	$-	$6,662	$341	$-	$10,610	$31,478
Total Assets	$13,865	$-	$6,662	$341	$-	$10,610	$31,478

Liabilities:
Forward foreign currency contracts	$29,132	$4,042	$-	$218	$37,589	$3,645	$74,626
OTC Interest rate swaps	32,241	-	-	-	-	-	32,241
Total Liabilities	$61,373	$4,042	$-	$218	$37,589	$3,645	$106,867

Net OTC derivative instruments by counterparty, at fair value	$(47,508)	$(4,042)	$6,662	$123	$(37,589)	$6,965	(75,389)

Total collateral pledged by the Fund/(Received from counterparty)	$-	$-	$-	$-	$-	$-	$-

Net Exposure(1)	$(47,508)	$(4,042)	$6,662	$123	$(37,589)	$6,965	$(75,389)

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund.

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2015 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 87.7%
		Basic Materials: 0.5%
600,000	#	BHP Billiton Finance USA Ltd., 6.250%, 10/19/75	$588,750	0.5

		Communications: 10.9%
916,000	#	21st Century Fox America, Inc., 3.700%, 10/15/25	916,212	0.7
565,000		AT&T, Inc., 4.750%, 05/15/46	519,203	0.4
536,000		AT&T, Inc., 4.800%, 06/15/44	492,874	0.4
250,000		AT&T, Inc., 5.350%, 09/01/40	247,760	0.2
722,000		CBS Corp., 4.000%, 01/15/26	705,890	0.6
608,000	#	CCO Safari II LLC, 3.579%, 07/23/20	605,021	0.5
750,000	#	CCO Safari II LLC, 6.484%, 10/23/45	752,229	0.6
781,000		Cisco Systems, Inc., 3.500%, 06/15/25	805,088	0.6
726,000		Comcast Corp., 3.375%, 08/15/25	736,300	0.6
1,059,000	#	Cox Communications, Inc., 4.800%, 02/01/35	878,619	0.7
700,000	#	Telecom Italia SpA, 5.303%, 05/30/24	693,875	0.6
628,000		Telefonica Emisiones SAU, 3.192%, 04/27/18	640,610	0.5
400,000		Time Warner Cable, Inc., 5.000%, 02/01/20	423,800	0.3
450,000		Time Warner Cable, Inc., 5.875%, 11/15/40	427,714	0.3
498,000		Time Warner, Inc., 3.600%, 07/15/25	485,978	0.4
1,056,000		Time Warner, Inc., 3.875%, 01/15/26	1,049,481	0.8
439,000		Time Warner, Inc., 4.900%, 06/15/42	414,193	0.3
884,000		Verizon Communications, Inc., 3.500%, 11/01/24	875,201	0.7
257,000		Verizon Communications, Inc., 4.522%, 09/15/48	230,739	0.2
211,000		Verizon Communications, Inc., 4.862%, 08/21/46	200,393	0.2
233,000		Verizon Communications, Inc., 5.012%, 08/21/54	214,154	0.2
767,000		Verizon Communications, Inc., 5.150%, 09/15/23	844,623	0.7
420,000		Verizon Communications, Inc., 6.550%, 09/15/43	500,350	0.4
			13,660,307	10.9

		Consumer, Cyclical: 7.4%
508,000		CVS Health Corp., 3.875%, 07/20/25	519,547	0.4
464,000		CVS Health Corp., 5.125%, 07/20/45	490,678	0.4
451,000		Ford Motor Credit Co. LLC, 2.597%, 11/04/19	443,248	0.3
700,000		Ford Motor Credit Co. LLC, 3.200%, 01/15/21	696,118	0.5
633,000		Ford Motor Credit Co. LLC, 3.000%, 06/12/17	639,403	0.5
520,000		General Motors Co., 5.000%, 04/01/35	486,159	0.4
380,000		General Motors Financial Co., Inc., 3.100%, 01/15/19	379,800	0.3
469,000		General Motors Financial Co., Inc., 4.300%, 07/13/25	455,969	0.4
475,000		Lowe's Cos, Inc., 3.375%, 09/15/25	483,191	0.4
1,245,000		McDonald's Corp., 4.700%, 12/09/35	1,244,282	1.0
921,000		Newell Rubbermaid, Inc., 3.900%, 11/01/25	833,045	0.7
960,000		NIKE, Inc., 3.875%, 11/01/45	928,124	0.7
610,000		Southwest Airlines Co., 2.650%, 11/05/20	607,834	0.5
1,094,000		United Airlines 2015-1 Class AA Pass Through Trust, 3.450%, 12/01/27	1,104,940	0.9
			9,312,338	7.4

		Consumer, Non-cyclical: 11.6%
1,037,000		Actavis Funding SCS, 4.750%, 03/15/45	1,014,864	0.8
503,000		AmerisourceBergen Corp., 4.250%, 03/01/45	463,879	0.4
485,000		Automatic Data Processing, Inc., 3.375%, 09/15/25	495,438	0.4
1,150,000		Biogen, Inc., 4.050%, 09/15/25	1,158,221	0.9
412,000		Celgene Corp., 5.000%, 08/15/45	415,160	0.3
1,143,000		Gilead Sciences, Inc., 4.750%, 03/01/46	1,158,755	0.9
890,000	#	HJ Heinz Co., 5.000%, 07/15/35	914,697	0.7
848,000		JM Smucker Co, 4.375%, 03/15/45	828,385	0.7
769,000		Laboratory Corp. of America Holdings, 3.600%, 02/01/25	743,521	0.6
380,000		Laboratory Corp. of America Holdings, 4.700%, 02/01/45	350,282	0.3
956,000		Medtronic, Inc., 4.625%, 03/15/45	988,053	0.8
960,000		Novartis Capital Corp., 3.000%, 11/20/25	948,370	0.8
882,000		PepsiCo, Inc., 4.450%, 04/14/46	912,689	0.7

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
741,000		Reynolds American, Inc., 4.450%, 06/12/25	$776,857	0.6
503,000		St Jude Medical, Inc., 3.875%, 09/15/25	509,007	0.4
454,000		Synchrony Financial, 3.000%, 08/15/19	453,844	0.4
520,000		Synchrony Financial, 4.250%, 08/15/24	513,936	0.4
801,000		Sysco Corp., 4.850%, 10/01/45	834,764	0.7
1,020,000		Zoetis, Inc., 4.500%, 11/13/25	1,036,360	0.8
			14,517,082	11.6

		Energy: 10.1%
250,000		Apache Corp., 3.625%, 02/01/21	247,083	0.2
686,000		BP Capital Markets PLC, 2.315%, 02/13/20	676,544	0.5
1,480,000		Chevron Corp., 3.326%, 11/17/25	1,492,500	1.2
331,000	#	Columbia Pipeline Group, Inc., 5.800%, 06/01/45	291,499	0.2
416,000		El Paso Pipeline Partners Operating Co. LLC, 4.300%, 05/01/24	358,315	0.3
500,000		Energy Transfer Partners L.P., 3.600%, 02/01/23	412,484	0.3
794,000		Energy Transfer Partners L.P., 6.125%, 12/15/45	647,987	0.5
1,192,000		Halliburton Co., 3.800%, 11/15/25	1,162,837	0.9
423,000		Hess Corp., 5.600%, 02/15/41	357,449	0.3
808,000		Kinder Morgan, Inc./DE, 5.550%, 06/01/45	632,963	0.5
489,000		Marathon Oil Corp., 3.850%, 06/01/25	394,374	0.3
591,000		Marathon Petroleum Corp., 3.625%, 09/15/24	552,023	0.4
1,086,000		MPLX L.P., 4.000%, 02/15/25	914,802	0.7
272,000	#	MPLX L.P., 4.875%, 06/01/25	244,800	0.2
967,000		Phillips 66 Partners L.P., 3.605%, 02/15/25	850,741	0.7
191,000		Rowan Cos, Inc., 5.850%, 01/15/44	115,540	0.1
660,000		Shell International Finance BV, 1.625%, 11/10/18	656,924	0.5
828,000		Shell International Finance BV, 3.250%, 05/11/25	810,086	0.7
724,000		Statoil ASA, 2.450%, 01/17/23	687,697	0.6
250,000		Sunoco Logistics Partners Operations L.P., 3.450%, 01/15/23	211,344	0.2
223,000		Sunoco Logistics Partners Operations L.P., 4.250%, 04/01/24	193,300	0.2
983,000		Williams Partners L.P., 3.600%, 03/15/22	774,484	0.6
			12,685,776	10.1

		Financial: 36.1%
963,000		ACE INA Holdings, Inc., 3.350%, 05/03/26	961,472	0.8
553,000		American International Group, Inc., 3.875%, 01/15/35	489,277	0.4
1,100,000		Air Lease Corp., 2.125%, 01/15/18	1,083,500	0.9
540,000		American International Group, Inc., 4.700%, 07/10/35	538,648	0.4
1,056,000		Bank of America Corp., 3.875%, 08/01/25	1,074,212	0.9
514,000		Bank of America Corp., 4.000%, 01/22/25	504,530	0.4
396,000		Bank of America Corp., 4.250%, 10/22/26	392,855	0.3
486,000		Bank of America Corp., 6.100%, 12/29/49	493,290	0.4
335,000		Bank of America Corp., 6.500%, 10/29/49	353,425	0.3
615,000	#	Banque Federative du Credit Mutuel SA, 2.750%, 10/15/20	618,199	0.5
210,000		Barclays PLC, 5.250%, 08/17/45	214,425	0.2
995,000	#	BNP Paribas SA, 4.375%, 09/28/25	976,494	0.8
735,000	#	BNP Paribas SA, 7.375%, 12/29/49	755,212	0.6
642,000	#	BPCE SA, 4.500%, 03/15/25	617,327	0.5
638,000		Citigroup, Inc., 2.650%, 10/26/20	634,076	0.5
1,496,000		Citigroup, Inc., 4.450%, 09/29/27	1,490,465	1.2
1,130,000		Citigroup, Inc., 6.125%, 12/29/49	1,154,012	0.9
360,000		Citigroup, Inc., 6.300%, 12/29/49	351,450	0.3
687,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 4.375%, 08/04/25	700,166	0.6
600,000		Corporate Office Properties L.P., 3.700%, 06/15/21	582,058	0.5
810,000		Corporate Office Properties L.P., 5.000%, 07/01/25	797,644	0.6
571,000	#	Credit Agricole SA, 4.375%, 03/17/25	554,022	0.4
500,000	#	Credit Suisse AG, 6.500%, 08/08/23	539,900	0.4

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
1,012,000	#	Credit Suisse Group Funding Guernsey Ltd., 4.875%, 05/15/45	$1,001,811	0.8
580,000		First Horizon National Corp., 3.500%, 12/15/20	575,695	0.5
577,000	#	GE Capital International Funding Co., 4.418%, 11/15/35	590,195	0.5
239,000	#	GE Capital International Funding Co., 2.342%, 11/15/20	237,411	0.2
86,000		General Electric Capital Corp., 4.375%, 09/16/20	93,459	0.1
702,000		Goldman Sachs Group, Inc., 4.750%, 10/21/45	699,933	0.6
460,000		Goldman Sachs Group, Inc., 5.150%, 05/22/45	448,187	0.4
311,000		Goldman Sachs Group, Inc., 5.375%, 12/31/49	309,445	0.2
309,000		Goldman Sachs Group, Inc., 5.700%, 12/29/49	307,455	0.2
504,000		Goldman Sachs Group, Inc., 6.750%, 10/01/37	590,537	0.5
199,000		HCP, Inc., 4.250%, 11/15/23	199,617	0.2
447,000		HCP, Inc., 4.000%, 06/01/25	437,554	0.3
250,000		Huntington National Bank, 2.200%, 11/06/18	249,512	0.2
1,210,000		Intercontinental Exchange, Inc., 3.750%, 12/01/25	1,215,562	1.0
445,000	#	Intesa Sanpaolo SpA, 5.017%, 06/26/24	438,781	0.3
530,000		Intesa Sanpaolo SpA, 5.250%, 01/12/24	569,043	0.5
780,000	#	Intesa Sanpaolo SpA, 7.700%, 12/29/49	795,974	0.6
525,000		Invesco Finance PLC, 3.750%, 01/15/26	529,691	0.4
718,000		JPMorgan Chase & Co., 3.900%, 07/15/25	740,313	0.6
440,000		JPMorgan Chase & Co., 4.125%, 12/15/26	440,169	0.3
623,000		JPMorgan Chase & Co., 4.250%, 10/01/27	623,540	0.5
368,000		JPMorgan Chase & Co., 6.125%, 12/29/49	372,600	0.3
500,000		Kilroy Realty L.P., 4.800%, 07/15/18	525,123	0.4
1,018,000	#	Lloyds Banking Group PLC, 5.300%, 12/01/45	1,036,228	0.8
299,000		Lloyds Banking Group PLC, 7.500%, 04/30/49	319,183	0.3
635,000	#	Mitsubishi UFJ Trust & Banking Corp., 2.650%, 10/19/20	635,028	0.5
382,000	#	Mizuho Bank Ltd., 2.150%, 10/20/18	380,840	0.3
512,000		Morgan Stanley, 3.950%, 04/23/27	498,269	0.4
368,000		Morgan Stanley, 4.350%, 09/08/26	370,205	0.3
710,000		Morgan Stanley, 5.550%, 12/29/49	710,888	0.6
1,281,000		National Rural Utilities Cooperative Finance Corp., 3.250%, 11/01/25	1,277,449	1.0
650,000	#	New York Life Global Funding, 1.550%, 11/02/18	645,054	0.5
452,000		Popular, Inc., 7.000%, 07/01/19	424,315	0.3
400,000		Royal Bank of Scotland Group PLC, 5.125%, 05/28/24	406,104	0.3
615,000		Royal Bank of Scotland Group PLC, 7.500%, 12/29/49	641,906	0.5
308,000		Royal Bank of Scotland Group PLC, 8.000%, 12/29/49	326,480	0.3
344,000		Santander UK Group Holdings PLC, 2.875%, 10/16/20	342,353	0.3
546,000	#	Santander UK Group Holdings PLC, 4.750%, 09/15/25	541,435	0.4
500,000		Senior Housing Properties Trust, 3.250%, 05/01/19	498,721	0.4
1,085,000	#	Societe Generale SA, 5.625%, 11/24/45	1,042,391	0.8
990,000	#	Societe Generale SA, 8.000%, 12/29/49	1,010,571	0.8
1,204,000	#	UBS Group Funding Jersey Ltd., 4.125%, 09/24/25	1,205,895	1.0
658,000		Ventas Realty L.P., 4.125%, 01/15/26	657,247	0.5
750,000		Visa, Inc., 3.150%, 12/14/25	752,521	0.6
500,000		Visa, Inc., 4.300%, 12/14/45	508,066	0.4
431,000		Wells Fargo & Co., 4.100%, 06/03/26	435,643	0.3
626,000		Wells Fargo & Co., 4.300%, 07/22/27	640,420	0.5
1,057,000		Wells Fargo & Co., 4.900%, 11/17/45	1,069,350	0.8
988,000		XLIT Ltd., 4.450%, 03/31/25	970,210	0.8
			45,215,038	36.1

		Industrial: 0.8%
370,350		General Electric Co., 4.000%, 12/29/49	370,813	0.3
668,000		Roper Technologies, Inc., 3.000%, 12/15/20	666,035	0.5
			1,036,848	0.8

		Technology: 6.6%
1,100,000		Analog Devices, Inc., 3.900%, 12/15/25	1,112,396	0.9
806,000		Apple, Inc., 3.200%, 05/13/25	817,228	0.7

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2015 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Technology: (continued)
640,000	Applied Materials, Inc., 5.100%, 10/01/35	$652,197	0.5
381,000	Fidelity National Information Services, Inc., 3.625%, 10/15/20	386,543	0.3
940,000	# HP Enterprise Co., 4.400%, 10/15/22	937,866	0.8
998,000	Intel Corp., 4.900%, 07/29/45	1,057,489	0.8
1,263,000	Microsoft Corp., 3.125%, 11/03/25	1,271,907	1.0
764,000	Oracle Corp., 3.900%, 05/15/35	718,069	0.6
1,289,000	Qualcomm, Inc., 3.450%, 05/20/25	1,238,026	1.0
		8,191,721	6.6

	Utilities: 3.7%
378,000	Appalachian Power Co., 4.400%, 05/15/44	357,144	0.3
260,000	CMS Energy Corp., 4.700%, 03/31/43	256,929	0.2
419,000	Duke Energy Corp., 5.050%, 09/15/19	456,327	0.4
549,000	# Jersey Central Power & Light Co., 4.300%, 01/15/26	553,839	0.4
690,000	Pacific Gas & Electric Co., 3.500%, 06/15/25	699,501	0.6
667,000	Potomac Electric Power Co., 4.150%, 03/15/43	648,143	0.5
276,000	Public Service Electric & Gas Co., 3.750%, 03/15/24	288,932	0.2
102,000	Public Service Co. of Oklahoma, 6.150%, 08/01/16	104,728	0.1
1,200,000	Wisconsin Electric Power Co., 4.300%, 12/15/45	1,230,175	1.0
		4,595,718	3.7

	Total Corporate Bonds/Notes
	(Cost $111,145,886)	109,803,578	87.7

U.S. TREASURY OBLIGATIONS: 9.7%
	U.S. Treasury Bonds: 7.4%
3,377,000	2.875%, due 08/15/45	3,274,238	2.6
6,059,000	2.250%, due 11/15/25	6,046,034	4.8
		9,320,272	7.4

	U.S. Treasury Notes: 2.3%
2,454,000	1.750%, due 12/31/20	2,452,505	2.0
369,000	2.000%, due 11/30/22	367,030	0.3
		2,819,535	2.3

	Total U.S. Treasury Obligations
	(Cost $12,154,712)	12,139,807	9.7

	Total Investments in Securities (Cost $123,300,598)	$121,943,385	97.4
	Assets in Excess of Other Liabilities	3,241,698	2.6
	Net Assets	$125,185,083	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

Cost for federal income tax purposes is $123,349,445.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$1,224,179
Gross Unrealized Depreciation	(2,630,239)

Net Unrealized Depreciation	$(1,406,060)

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2015 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2015
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$–	$109,803,578	$–	$109,803,578
U.S. Treasury Obligations	–	12,139,807	–	12,139,807
Total Investments, at fair value	$–	$121,943,385	$–	$121,943,385
Other Financial Instruments+
Futures	106,896	–	–	106,896
Total Assets	$106,896	$121,943,385	$–	$122,050,281
Liabilities Table
Other Financial Instruments+
Futures	$(100,187)	$–	$–	$(100,187)
Total Liabilities	$(100,187)	$–	$–	$(100,187)

+	Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At December 31, 2015, the following futures contracts were outstanding for Voya Investment Grade Credit Fund:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 2-Year Note	104	03/31/16	$22,592,376	$(37,370)
U.S. Treasury 5-Year Note	133	03/31/16	15,736,601	(49,723)
			$38,328,977	$(87,093)
Short Contracts
U.S. Treasury 10-Year Note	(204)	03/21/16	(25,684,875)	104,598
U.S. Treasury Long Bond	(11)	03/21/16	(1,691,250)	2,298
U.S. Treasury Ultra Long Bond	(66)	03/21/16	(10,473,375)	(13,094)
			$(37,849,500)	$93,802

A summary of derivative instruments by primary risk exposure is outlined in the following table.

The fair value of derivative instruments for Voya Investment Grade Credit Fund as of December 31, 2015 were as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type
Interest rate contracts	Futures contracts	$106,896
Total Asset Derivatives		$106,896

Liability Derivatives	Instrument Type
Interest rate contracts	Futures contracts	$100,187
Total Liability Derivatives		$100,187

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2015 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: 74.3%
		United States: 74.3%
1,118,567		Alternative Loan Trust 2005-31, 0.702%, 08/25/35	$918,026	0.8
764,007		Alternative Loan Trust 2005-65CB 1A3, 5.500%, 01/25/36	698,068	0.6
1,344,557		Alternative Loan Trust 2005-J2, 0.822%, 04/25/35	1,126,890	1.0
825,365		Alternative Loan Trust 2006-18CB A11, 0.922%, 07/25/36	530,643	0.5
800,786		Alternative Loan Trust 2006-19CB A12, 0.822%, 08/25/36	549,162	0.5
2,000,000	#	BAMLL Re-REMIC Trust 2015-FRR11, 1.890%, 09/27/44	1,848,543	1.6
1,000,000		Banc of America Commercial Mortgage Trust 2007-3 B, 5.558%, 06/10/49	989,377	0.8
1,000,000		Banc of America Commercial Mortgage Trust 2007-4 AJ, 5.809%, 02/10/51	1,015,347	0.9
813,000	#	Banc of America Commercial Mortgage Trust 2007-4 B, 5.809%, 02/10/51	815,064	0.7
51,500,000	#,^	BBCCRE Trust 2015-GTP XB, 0.215%, 08/10/33	957,179	0.8
783,558		Bear Stearns ALT-A Trust 2005-10, 2.559%, 01/25/36	649,648	0.6
419,100		Bear Stearns Alternative-A Trust, 2.601%, 05/25/35	407,311	0.3
1,230,442		Bear Stearns Alternative-A Trust, 2.726%, 09/25/35	1,046,419	0.9
1,500,000	#	Bear Stearns Commercial Mortgage Securities Trust 2004-TOP16, 5.220%, 02/13/46	1,535,422	1.3
1,000,000		Bear Stearns Commercial Mortgage Securities Trust 2005-PWR9 D, 5.074%, 09/11/42	1,013,960	0.9
2,000,000	#	Bear Stearns Commercial Mortgage Securities Trust 2005-TOP18 G 2/42, 5.761%, 02/13/42	2,020,452	1.7
2,000,000	#	Bear Stearns Commercial Mortgage Securities Trust 2006-TOP22 E, 5.620%, 04/12/38	2,001,870	1.7
1,000,000		Bear Stearns Commercial Mortgage Securities Trust 2007-PWR17 AJ, 5.882%, 06/11/50	992,621	0.8
750,000	#	Bellemeade Re Ltd. 2015-1A M2, 4.722%, 07/25/25	733,125	0.6
535,655		Chase Mortgage Finance Trust Series 2006-A1, 2.656%, 09/25/36	480,564	0.4
436,177		Chase Mortgage Finance Trust Series 2007-A1, 2.702%, 02/25/37	402,670	0.3
489,659		CHL Mortgage Pass-Through Trust 2007-14, 0.822%, 09/25/37	398,069	0.3
1,000,000	#	Citigroup Commercial Mortgage Trust 2012-GC8 D, 4.877%, 09/10/45	961,682	0.8
1,191,660		Citigroup Mortgage Loan Trust 2006-AR2, 2.726%, 03/25/36	1,092,952	0.9
1,323,620	#	Citigroup Mortgage Loan Trust 2013-7, 2.420%, 08/25/36	1,081,141	0.9
1,049,634		Citigroup Mortgage Loan Trust, Inc. 2005-3 2A2, 2.706%, 08/25/35	981,462	0.8
566,008		Citigroup Mortgage Loan Trust, Inc., 2.670%, 03/25/36	535,136	0.5
587,273		Citigroup Mortgage Loan Trust, Inc., 2.905%, 09/25/37	533,878	0.5
495,994		CitiMortgage Alternative Loan Trust Series 2007-A6 1A10, 6.000%, 06/25/37	435,841	0.4
58,862,831	#,^	COMM 2014-FL4 Mortgage Trust, 1.988%, 05/13/16	410,209	0.3
14,705,071	^	Commercial Mortgage Pass Through Certificates, 1.394%, 04/10/47	1,041,741	0.9
500,000		Commercial Mortgage Trust 2007-GG11 AJ, 6.049%, 12/10/49	507,831	0.4
508,102	#	Countrywide Commercial Mortgage Trust 2007-MF1 A, 6.072%, 11/12/43	520,805	0.4
1,092,283		Countrywide Home Loan Mortgage Pass-through Trust, 2.646%, 11/25/34	1,041,797	0.9

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
		United States: (continued)
500,000		Credit Suisse Commercial Mortgage Trust Series 2007-C4, 5.949%, 09/15/39	$505,154	0.4
1,712,464	#,^	DBUBS 2011-LC1 XA Mortgage Trust, 1.127%, 11/10/46	36,148	0.0
773,136	#	Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates Series 2007-WM1, 4.240%, 06/27/37	774,058	0.7
65,594,103	^	Fannie Mae Series 2011-M3 X, 0.002%, 07/25/21	776,949	0.7
1,092,593		First Horizon Mortgage Pass-Through Trust 2006-AR4, 2.731%, 01/25/37	973,523	0.8
3,307,000	^	Freddie Mac Series K015 X3, 2.801%, 08/25/39	437,698	0.4
1,000,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2014-DN4 M3, 4.972%, 10/25/24	993,285	0.8
1,000,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2014-HQ3 M3, 5.172%, 10/25/24	1,005,048	0.9
500,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-DN1 M3, 4.572%, 01/25/25	493,540	0.4
500,000		Freddie Mac Structured Agency Credit Risk Debt Notes, 4.022%, 04/25/24	466,892	0.4
1,000,000		Freddie Mac Structured Agency Credit Risk Debt Notes, 5.222%, 05/25/28	994,073	0.8
104,045		GCCFC Commercial Mortgage Trust, 5.439%, 04/10/37	103,957	0.1
364,291	#	GE Capital Commercial Mortgage Series 2005-C2, 5.464%, 05/10/43	363,976	0.3
1,000,000		GS Mortgage Securities Trust 2006-GG6 D, 5.666%, 04/10/38	999,096	0.8
1,000,000	#	GS Mortgage Securities Trust 2010-C2, 4.548%, 12/10/43	907,016	0.8
243,915,485	^	GSCCRE Commercial Mortgage Trust 2015-HULA XCP, 0.301%, 08/15/32	975,662	0.9
426,386		GSR Mortgage Loan Trust 2005-AR5, 2.755%, 10/25/35	380,510	0.3
1,005,846		GSR Mortgage Loan Trust, 2.869%, 01/25/36	941,107	0.8
1,030,831		HomeBanc Mortgage Trust 2006-2 A2, 0.642%, 12/25/36	918,658	0.8
1,000,000	#	Jefferies Resecuritization Trust 2009-R6, 2.803%, 03/26/36	973,513	0.8
2,000,000		JP Morgan Chase Commercial Mortgage Securities Trust 2004-CIBC10, 5.066%, 01/12/37	1,993,561	1.7
1,775,000		JP Morgan Chase Commercial Mortgage Securities Trust 2004-CIBC10, 5.097%, 01/12/37	1,762,413	1.5
1,000,000	#	JP Morgan Chase Commercial Mortgage Securities Trust 2005-LDP1 G, 5.763%, 03/15/46	992,130	0.8
1,836,227	#	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C4 TAC1, 7.990%, 07/15/46	1,937,302	1.6
1,574,943		JP Morgan Mortgage Trust 2006-S2 1A18, 6.000%, 07/25/36	1,428,098	1.2
453,184		JP Morgan Mortgage Trust 2007-A3, 2.570%, 05/25/37	389,679	0.3
2,000,000		LB-UBS Commercial Mortgage Trust 2005-C7 E, 5.350%, 11/15/40	2,071,648	1.7
1,000,000		LB-UBS Commercial Mortgage Trust 2007-C6 AJ, 6.118%, 07/15/40	1,017,178	0.9
457,939	#	LB-UBS Commercial Mortgage Trust, 6.890%, 07/15/32	455,276	0.4
1,000,000		Madison Park Funding Ltd. 2007-6X E, 5.570%, 07/26/21	992,957	0.8
378,870		Merrill Lynch Mortgage Investors Trust Series MLMI 2005-A2, 2.496%, 02/25/35	367,167	0.3
584,521		Merrill Lynch Mortgage Investors, Inc., 0.802%, 08/25/35	534,359	0.5
1,000,000	#	Merrill Lynch Mortgage Trust 2005-MKB2 E, 6.067%, 09/12/42	1,051,316	0.9
645,300		Merrill Lynch Mortgage Trust 2006-C2 AJ, 5.802%, 08/12/43	645,138	0.5

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
		United States: (continued)
1,000,000		Morgan Stanley Capital I Trust 2007-HQ12 C, 5.723%, 04/12/49	$997,729	0.8
1,500,000	#	Morgan Stanley Capital I Trust 2008-TOP29, 6.268%, 01/11/43	1,535,963	1.3
300,000	#	Morgan Stanley Capital I Trust 2011-C1 E, 5.438%, 09/15/47	309,440	0.3
502,734		Morgan Stanley Mortgage Loan Trust 2005-10, 5.500%, 12/25/35	460,276	0.4
2,000,000	#	Morgan Stanley Re-REMIC Trust, 0.250%, 07/27/49	1,816,600	1.5
170,000		Morgan Stanley Capital I Trust 2005-TOP19, 5.289%, 06/12/47	166,031	0.1
595,971		Structured Adjustable Rate Mortgage Loan Trust, 2.598%, 03/25/35	586,346	0.5
1,500,000		Wachovia Bank Commercial Mortgage Trust Series 2006-C25 D, 5.767%, 05/15/43	1,499,699	1.3
2,000,000		Wachovia Bank Commercial Mortgage Trust Series 2006-C28 AJ, 5.632%, 10/15/48	2,025,756	1.7
1,500,000		Wachovia Bank Commercial Mortgage Trust Series, 5.952%, 02/15/51	1,502,035	1.3
750,000		Wachovia Bank Commercial Mortgage Trust, 5.413%, 12/15/43	752,097	0.6
843,714		Wachovia Mortgage Loan Trust LLC Series 2005-B Trust 2A1, 2.752%, 10/20/35	767,380	0.6
1,094,570		Wachovia Mortgage Loan Trust LLC Series 2005-B Trust 2A2, 2.752%, 10/20/35	995,540	0.8
1,003,022		WaMu 2005-AR16 1A1 12/35, 2.568%, 12/25/35	956,684	0.8
1,546,880		WaMu Alternative Mortgage Pass-Through Certificates, 5.500%, 10/25/35	1,452,778	1.2
1,450,380		WaMu Mortgage Pass Through Certificates, 2.408%, 09/25/36	1,318,670	1.1
844,950		WaMu Mortgage Pass-Through Certificates Series 2006-AR14 Trust, 2.176%, 11/25/36	738,356	0.6
1,225,264		WaMu Mortgage Pass-Through Certificates Series 2006-AR16 Trust 2A3, 2.258%, 12/25/36	1,058,493	0.9
699,281		WaMu Mortgage Pass-Through Certificates Series 2006-AR16 Trust 3A1, 3.824%, 12/25/36	637,962	0.5
1,504,475		WaMu Mortgage Pass-Through Certificates Series 2006-AR6 Trust, 4.276%, 08/25/36	1,348,952	1.1
621,404		WaMu Mortgage Pass-Through Certificates Series 2007-HY1 Trust 3A2, 4.294%, 02/25/37	576,465	0.5
840,848		WaMu Mortgage Pass-Through Certificates Series 2007-HY2 1A1, 2.300%, 12/25/36	734,589	0.6
804,723		WaMu Mortgage Pass-Through Certificates WMALT Series Trust 2007-5 A6, 6.000%, 06/25/37	719,014	0.6
1,262,830		WaMu Mortgage Pass-Through Certificates WMALT Series Trust 2007-OC1 A3, 0.652%, 01/25/47	949,392	0.8
928,338		WaMu Mortgage Pass-through Certificates, 2.292%, 02/25/37	834,004	0.7
884,940		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-7 1A4, 5.500%, 09/25/35	830,477	0.7
613,026		Wells Fargo Alternative Loan Trust, 6.250%, 07/25/37	565,986	0.5
738,043		Wells Fargo Mortgage Backed Securities 2006-AR7 Trust, 2.738%, 05/25/36	704,622	0.6
536,545		Wells Fargo Mortgage Backed Securities Trust, 5.788%, 04/25/36	520,931	0.4
10,505,170	#,^	WFRBS Commercial Mortgage Trust 2012-C6, 2.368%, 04/15/45	909,954	0.8

	Total Collateralized Mortgage Obligations
	(Cost $89,206,116)		88,205,211	74.3

ASSET-BACKED SECURITIES: 21.6%
		Cayman Islands: 14.0%
500,000	#	Apidos CDO IV 2006-4A D, 1.823%, 10/27/18	493,848	0.4
750,000	#	ARES XI CLO Ltd. 2007-11A D, 3.321%, 10/11/21	735,008	0.6
500,000	#	Atrium V, 1.060%, 07/20/20	483,837	0.4
1,000,000	#	Atrium V, 4.070%, 07/20/20	966,967	0.8

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Cayman Islands: (continued)
500,000	#	Bluemountain CLO III Ltd. 2007-3A C, 1.216%, 03/17/21	$482,090	0.4
500,000	#	Callidus Debt Partners CLO Fund VI Ltd., 3.316%, 10/23/21	484,122	0.4
240,743	#	CIFC Funding 2006-II Ltd., 4.414%, 03/01/21	235,634	0.2
250,000	#	ColumbusNova CLO IV Ltd. 2007-2A C, 2.571%, 10/15/21	246,583	0.2
500,000	#	Cornerstone CLO Ltd., 2.721%, 07/15/21	483,124	0.4
1,680,000	#	Fraser Sullivan CLO II Ltd. 2006-2A E, 4.070%, 12/20/20	1,647,648	1.4
1,000,000	#	Fraser Sullivan CLO II Ltd., 2.070%, 12/20/20	973,343	0.8
750,000	#	GoldenTree Loan Opportunities IV Ltd., 4.614%, 08/18/22	729,937	0.6
625,000	#	GoldenTree Loan Opportunities V Ltd., 3.565%, 10/18/21	620,497	0.5
750,000	#	Gulf Stream - Sextant CLO 2007-1 Ltd., 2.926%, 06/17/21	729,544	0.6
250,000	#	Landmark IX CDO Ltd., 1.771%, 04/15/21	237,219	0.2
750,000	#	Madison Park Funding II Ltd. 2006-2A D, 5.353%, 03/25/20	743,057	0.7
213,621	#	Madison Park Funding IV Ltd., 4.186%, 03/22/21	200,610	0.2
500,000	#	Madison Park Funding Ltd., 2.403%, 03/25/20	486,851	0.4
500,000	#	Madison Park Funding Ltd., 3.570%, 07/26/21	491,896	0.4
500,000	#	MSIM Peconic Bay Ltd. 2007-1A D, 3.567%, 07/20/19	496,313	0.4
1,000,000	#	Muir Grove CLO Ltd., 3.320%, 03/25/20	996,102	0.9
500,000	#	Shasta CLO Ltd., 3.867%, 04/20/21	489,328	0.4
250,000	#	Sierra CLO II Ltd., 1.720%, 01/22/21	241,188	0.2
750,000	#	St James River CLO Ltd. 2007-1A D, 2.792%, 06/11/21	728,628	0.6
500,000	#	Symphony CLO VII Ltd., 5.723%, 07/28/21	481,541	0.4
750,000	#	Telos CLO 2006-1A E Ltd., 4.571%, 10/11/21	748,940	0.7
1,000,000	#	WhiteHorse IV Ltd. 2006-4A D, 3.965%, 01/17/20	954,910	0.8
			16,608,765	14.0

		United States: 7.6%
1,000,000	#	American Homes 4 Rent 2015-SFR1 E, 5.639%, 04/17/45	973,734	0.8
1,122,467	#,^	American Homes 4 Rent 2015-SFR1 XS, 04/17/52	–	–
2,500,000	#,^	American Homes 4 Rent 2015-SFR2 Trust Class XS, 10/17/45	–	–
1,191,845		FBR Securitization Trust, 1.102%, 10/25/35	1,030,999	0.9
1,225,000		First NLC Trust 2005-2, 0.942%, 09/25/35	1,006,584	0.8
1,000,000	#	Invitation Homes Trust 2014-SFR2 E, 3.501%, 06/17/32	961,315	0.8
837,066		JP Morgan Mortgage Acquisition Trust 2006-CH2 AV4, 0.562%, 10/25/36	786,974	0.6
600,000		JP Morgan Mortgage Acquisition Trust 2007-CH5, 0.582%, 05/25/37	555,569	0.5
600,000		Popular ABS Mortgage Pass-Through Trust 2005-D, 4.382%, 01/25/36	597,844	0.5
800,000	#	Progress Residential 2015-SFR3 Trust, 4.327%, 11/12/32	794,235	0.7
1,000,000	#	Purchasing Power Funding 2015-A A2, 4.750%, 12/25/49	995,873	0.8
632,441		RAMP Series 2004-RS5 Trust, 5.750%, 05/25/34	605,638	0.5
889,349		Structured Asset Securities Corp. Mortgage Loan Trust 2006-BC5 A4, 0.592%, 12/25/36	789,682	0.7
			9,098,447	7.6

	Total Asset-Backed Securities
	(Cost $25,860,932)		25,707,212	21.6

	Total Long-Term Investments
	(Cost $115,067,048)		113,912,423	95.9

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.3%
	Mutual Funds: 2.3%
2,697,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.270%††
	(Cost $2,697,000)	2,697,000	2.3

	Total Short-Term Investments
	(Cost $2,697,000)	2,697,000	2.3

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2015 (Unaudited) (Continued)

Total Investments in Securities (Cost $117,764,048)	$116,609,423	98.2
Assets in Excess of Other Liabilities	2,196,124	1.8
Net Assets	$118,805,547	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of December 31, 2015.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
^	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

Cost for federal income tax purposes is the same as for financial statement purposes.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$960,511
Gross Unrealized Depreciation	(2,115,136)

Net Unrealized Depreciation	$(1,154,625)

Sector Diversification	Percentage of Net Assets
Collateralized Mortgage Obligations	74.3%
Other Asset-Backed Securities	17.4
Asset-Backed Securities	4.2
Short-Term Investments	2.3
Assets in Excess of Other Liabilities	1.8
Net Assets	100.0%

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2015
Asset Table
Investments, at fair value
Collateralized Mortgage Obligations	$–	$86,496,424	$1,708,787	$88,205,211
Short-Term Investments	2,697,000	–	–	2,697,000
Asset-Backed Securities	–	24,711,339	995,873	25,707,212
Total Investments, at fair value	$2,697,000	$111,207,763	$2,704,660	$116,609,423
Other Financial Instruments+
Futures	7,888	–	–	7,888
Total Assets	$2,704,888	$111,207,763	$2,704,660	$116,617,311
Liabilities Table
Other Financial Instruments+
Futures	$(115,568)	$–	$–	$(115,568)
Total Liabilities	$(115,568)	$–	$–	$(115,568)

+	Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolios's assets and liabilities during the period ended December 31, 2015:

	Beginning Balance			Accrued Discounts/	Total Realized	*Net Change in Unrealized Appreciation/	Transfers Into	Transfers Out of	**Ending Balance
	3/31/2015	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	12/31/2015
Asset Table
Investments, at fair value
Collateralized Mortgage Obligations	$-	$1,778,331	$-	$(34,618)	$-	$(34,926)	$-	$-	$1,708,787
Asset-Backed Securities	-	1,000,000	-	-	-	(4,127)	-	-	995,873
Total Investments, at value	$-	$2,778,331	$-	$(34,618)	$-	$(39,053)	$-	$-	$2,704,660

* As of December 31, 2015 total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $(39,053).

** The Fund’s investments that are categorized as Level 3 were valued utilizing a single broker quote without adjustment. Such valuations are based on significant unobservable inputs. A significant change in third party information could result in a significantly lower or higher fair value in such Level 3 investments.

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2015 (Unaudited) (Continued)

At December 31, 2015, the following futures contracts were outstanding for Voya Securitized Credit Fund:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 10-Year Note	23	03/21/16	$2,895,844	$(14,375)
U.S. Treasury 2-Year Note	39	03/31/16	8,472,141	(18,385)
U.S. Treasury 5-Year Note	236	03/31/16	27,923,593	(81,859)
U.S. Treasury Long Bond	79	03/21/16	12,146,250	(949)
U.S. Treasury Ultra Long Bond	10	03/21/16	1,586,875	7,888
			$53,024,703	$(107,680)

A summary of derivative instruments by primary risk exposure is outlined in the following table.

The fair value of derivative instruments for Voya Securitized Credit Fund as of December 31, 2015 were as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Asset Derivatives	Instrument Type
Interest rate contracts	Futures contracts	$7,888
Total Asset Derivatives		$7,888

Liability Derivatives	Instrument Type
Interest rate contracts	Futures contracts	$115,568
Total Liability Derivatives		$115,568

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Separate Portfolios Trust

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	February 26 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	February 26, 2016

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	February 26, 2016